Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000025443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Fund
C000117771
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Global Fund
C000025445
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners International Fund
C000025444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Small-Cap Fund
Without Sales Load [Member] | C000025443
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%		7.27%	4.24%
Without Sales Load [Member] | C000117771
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%		2.84%	4.30%
Without Sales Load [Member] | C000025445
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.99%)		(1.74%)	2.75%
Without Sales Load [Member] | C000025444
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%		4.26%	5.45%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		14.53%	13.10%
FTSE Developed Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Index - Net Tax TR (USD) Index
Average Annual Return, Percent	17.73%		10.82%	9.77%
FTSE Developed ex North America Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex North America Index - Net Tax TR (USD) Index
Average Annual Return, Percent	2.45%		4.44%	5.14%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%		7.40%	7.82%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%	8.49%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	8.05%		7.29%	7.14%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%		13.86%	12.55%